Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common stock	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Retained earnings	Treasury stock, at cost	Total Genworth Financial, Inc.'s stockholders' equity	Noncontrolling interests
Balance at Dec. 31, 2008	$ 7,583	$ 1	$ 11,477	$ (3,101)	$ 1,906	$ (2,700)	$ 7,583
Cumulative effect of change in accounting, net of taxes and other adjustments	6			(349)	355		6
Initial sale of subsidiary shares to noncontrolling interests	683		(73)	(60)			(133)	816
Additional sale of subsidiary shares to noncontrolling interests	84		(3)	(12)			(15)	99
Issuance of common stock	622		622				622
Comprehensive income (loss):
Net income (loss)	(443)				(504)		(504)	61
Net unrealized gains (losses) on securities not other- than-temporarily impaired	3,056			3,039			3,039	17
Net unrealized gains (losses) on other-than-temporarily impaired securities	14			14			14
Derivatives qualifying as hedges	(359)			(359)			(359)
Foreign currency translation and other adjustments	734			656			656	78
Total comprehensive income (loss)	3,002						2,846	156
Dividends to noncontrolling interests	(10)							(10)
Stock-based compensation expense and exercises and other	23		23				23
Balance at Dec. 31, 2009	11,993	1	12,046	(172)	1,757	(2,700)	10,932	1,061
Comprehensive income (loss):
Net income (loss)	195
Other capital transactions			23
Balance at Mar. 31, 2010
Balance at Dec. 31, 2009	11,993	1	12,046	(172)	1,757	(2,700)	10,932	1,061
Cumulative effect of change in accounting, net of taxes and other adjustments	(15)			260	(275)		(15)
Repurchase of subsidiary shares	(131)							(131)
Comprehensive income (loss):
Net income (loss)	195				52		52	143
Net unrealized gains (losses) on securities not other- than-temporarily impaired	950			939			939	11
Net unrealized gains (losses) on other-than-temporarily impaired securities	126			126			126
Derivatives qualifying as hedges	122			122			122
Foreign currency translation and other adjustments	286			231			231	55
Total comprehensive income (loss)	1,679						1,470	209
Dividends to noncontrolling interests	(43)							(43)
Stock-based compensation expense and exercises and other	38		38				38
Other capital transactions	24		23		1		24
Balance at Dec. 31, 2010	13,545	1	12,107	1,506	1,535	(2,700)	12,449	1,096
Repurchase of subsidiary shares	(71)							(71)
Comprehensive income (loss):
Net income (loss)	188				49		49	139
Net unrealized gains (losses) on securities not other- than-temporarily impaired	1,615			1,576			1,576	39
Net unrealized gains (losses) on other-than-temporarily impaired securities	(11)			(11)			(11)
Derivatives qualifying as hedges	1,085			1,085			1,085
Foreign currency translation and other adjustments	(135)			(109)			(109)	(26)
Total comprehensive income (loss)	2,742						2,590	152
Dividends to noncontrolling interests	(67)							(67)
Stock-based compensation expense and exercises and other	29		29				29
Balance at Dec. 31, 2011	$ 16,178	$ 1	$ 12,136	$ 4,047	$ 1,584	$ (2,700)	$ 15,068	$ 1,110